SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Assets:
ROU asset	$ 91,408	$ 199,647
Liabilities:
Operating lease liabilities current	63,262	99,445
Operating lease liabilities non current	34,774	108,891
Operating lease liabilities	$ 98,036	$ 208,336